Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 149,553	$ 45,209
Interest rate derivatives	(28,442)	(14,990)
Total	121,111	30,219
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	149,553	45,209
Interest rate derivatives	0	0
Total	149,553	45,209
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Interest rate derivatives	(28,442)	(14,990)
Total	(28,442)	(14,990)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Interest rate derivatives	0	0
Total	$ 0	$ 0